UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2021

Date of reporting period: 12/31/2020

AXS Alternative Value Fund
(Formerly: Cognios Large Cap Value Fund)
Investor Class COGLX
Institutional Class COGVX

AXS Market Neutral Fund
(Formerly: Cognios Market Neutral Large Cap Fund)
Investor Class COGMX
Institutional Class COGIX

SEMI-ANNUAL REPORT
December 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the AXS Investments Funds’ (the “Funds”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

Table of Contents

1-888-553-4233 | www.axsinvestments.com

Semi-Annual Report | December 31, 20201

AXS Alternative Value Fund

Portfolio UpdateDecember 31, 2020 (Unaudited)

Performance (as of December 31, 2020)

	One Year	Since Inception(a)
AXS Alternative Value Fund Investor Class shares	6.14%	11.70%
AVS Alternative Value Fund Institutional Class shares	6.36%	11.84%
S&P 500® Total Return Index(b)	18.40%	16.15%
Russell 1000® Value Total Return Index(c)	2.80%	9.19%

(a)The AXS Alternative Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the AXS Alternative Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2020 for the Fund were as follows:

AXS Alternative Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	2.87%
AXS Alternative Value Fund Investor Class Shares, after fee waivers or expense reimbursements	2.02%
AXS Alternative Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	2.62%
AXS Alternative Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	1.77%

2www.axsinvestments.com

AXS Alternative Value Fund

Portfolio Update (continued)December 31, 2020 (Unaudited)

Effective December 1, 2020, AXS Investments, LLC (the “Adviser”) has entered into an Interim Expense Limitation Agreement with the Value Fund. Prior to December 1, 2020, Quantitative Value Technologies, LLC, d/b/a Cognios Capital (the “Sub-Adviser”), the prior investment adviser to the Value Fund, had entered into an Expense Limitation Agreement with the Value Fund. Under the Interim Expense Limitation Agreement and the Expense Limitation Agreement, both the Adviser and the Sub-Adviser agreed to waive its fees or reimburse other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business) to not more than 0.85% through at least October 31, 2021. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three years following the date when the waiver or reimbursement occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2020 were 7.21% and 6.96% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2020.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Sub-Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	6.15%
Consumer, Cyclical	24.03%
Consumer, Non-Cyclical	51.49%
Energy	1.48%
Financials	20.29%
Industrials	9.18%
Technology	11.70%
Utilities	1.60%
Cash, Cash Equivalents, & Other Net Liabilities	(25.92)%
TOTAL	100.00%

Semi-Annual Report | December 31, 20203

AXS Alternative Value Fund

Portfolio Update (continued)December 31, 2020 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Take-Two Interactive Software, Inc.	2.29%
Arthur J. Gallagher & Co.	1.99%
Intercontinental Exchange, Inc.	1.90%
UnitedHealth Group, Inc.	1.90%
Dollar General Corp.	1.86%
Lamb Weston Holdings, Inc.	1.85%
Progressive Corp.	1.82%
Colgate-Palmolive Co.	1.78%
Walmart, Inc.	1.76%
Bristol-Myers Squibb Co.	1.74%

*The percentages in the above tables are based on the portfolio holdings of the Value Fund as of December 31, 2020 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

AXS Market Neutral Fund

Portfolio Update December 31, 2020 (Unaudited)

4www.axsinvestments.com

Performance (as of December 31, 2020)

	One Year	Five Years	Since Inception(a)
AXS Market Neutral Fund Investor Class shares	(4.11)%	0.54%	2.35%
AXS Market Neutral Fund Institutional Class shares	(3.93)%	0.78%	2.59%
S&P 500® Total Return Index(b)	18.40%	15.20%	15.17%

(a)The AXS Market Neutral Fund (the “Market Neutral Fund”) commenced operations on December 31, 2012.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Market Neutral Fund, which will generally not invest in all the securities comprising the index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2020 for the Fund were as follows:

AXS Market Neutral Fund Investor Class Shares, gross of fee waivers or expense reimbursements	4.87%
AXS Market Neutral Fund Investor Class Shares, after fee waivers or expense reimbursements	4.35%
AXS Market Neutral Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	4.62%
AXS Market Neutral Fund Institutional Class Shares, after fee waivers or expense reimbursements	4.10%

AXS Market Neutral Fund

Portfolio Update (continued)December 31, 2020 (Unaudited)

Semi-Annual Report | December 31, 20205

Effective December 1, 2020, AXS Investments, LLC (the “Adviser”) has entered into an Interim Expense Limitation Agreement with the Market Neutral Fund. Prior to December 1, 2020, Quantitative Value Technologies, LLC, d/b/a Cognios Capital (the “Sub-Adviser”), the prior investment adviser to the Market Neutral Fund, had entered into an Expense Limitation Agreement with the Market Neutral Fund. Under the Interim Expense Limitation Agreement and the Expense Limitation Agreement, both the Adviser and the Sub-Adviser agreed to waive its fees or reimburse other expenses of the Market Neutral Fund, if necessary, in an amount that limits the Market Neutral Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Market Neutral Fund’s business) to not more than 1.45% of the Market Neutral Fund’s average daily net assets through at least October 31, 2021. Subject to approval by the Market Neutral Fund’s Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Market Neutral Fund within the three years following the date when the waiver or reimbursement occurred, if the Market Neutral Fund is able to make the payment without exceeding the 1.45% expense limitation. Only the Board of Trustees can terminate the contractual agreement before the expiration date. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2020 were 5.28% and 5.03% for the Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2020.

The Market Neutral Fund’s principal investment objective is long-term growth of capital independent of stock market direction.  The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Sub-Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Sub-Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Market Neutral Fund may invest across different industries and sectors.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	(5.04)%
Communications	1.47%
Consumer, Cyclical	7.46%
Consumer, Non-Cyclical	31.75%
Energy	0.44%
Financials	(3.79)%
Industrials	0.31%
Technology	12.62%
Utilities	(6.29)%
Cash, Cash Equivalents, & Other Net Assets	61.07%
TOTAL	100.00%

AXS Market Neutral Fund

Portfolio Update (continued)December 31, 2020 (Unaudited)

6www.axsinvestments.com

Top Ten Portfolio Holdings (% of Net Assets)*

Intel Corp.	1.74%
PPL Corp.	1.70%
Activision Blizzard, Inc.	1.69%
Costco Wholesale Corp.	1.69%
AbbVie, Inc.	1.69%
Jack Henry & Associates, Inc.	1.69%
Evergy, Inc.	1.69%
UnitedHealth Group, Inc.	1.69%
STERIS PLC	1.69%
Take-Two Interactive Software, Inc.	1.68%

*The percentages in the above tables are based on the portfolio holdings of the Market Neutral Fund as of December 31, 2020 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

Semi-Annual Report | December 31, 20207

AXS Investments Funds

Disclosure of Fund ExpensesDecember 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 07/01/20 through 12/31/20

Value Fund:	Beginning Account Value (07/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2020)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Investor Class Shares (24.09%)	$1,000.00	1.65%	$1,240.90	$ 9.32(a)
Institutional Class Shares (24.34%)	$1,000.00	1.40%	$1,243.40	$ 7.92(a)

Market Neutral Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (-3.35%)	$1,000.00	4.23%	$ 966.50	$20.97(a)
Institutional Class Shares (-3.28%)	$1,000.00	3.98%	$ 967.15	$19.73(a)

8www.axsinvestments.com

AXS Investments Funds

Disclosure of Fund Expenses (continued)December 31, 2020 (Unaudited)

Value Fund:	Beginning Account Value (07/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2020)	Expenses Paid During Period
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.65%	$1,016.90	$ 8.39(a)
Institutional Class Shares	$1,000.00	1.40%	$1,018.10	$ 7.12(a)

Market Neutral Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	4.23%	$1,003.90	$21.37(a)
Institutional Class Shares	$1,000.00	3.98%	$1,005.10	$20.11(a)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 20209

AXS Alternative Value Fund

Schedules of InvestmentsDecember 31, 2020 (Unaudited)

Shares	Fair Value

COMMON STOCK - 125.92%
Communications - 6.15%
AT&T, Inc. (b)	638	$18,349
F5 Networks, Inc. (a) (b)	28	4,926
Lumen Technologies, Inc. (b)	331	3,227
Motorola Solutions, Inc. (b)	104	17,686
Omnicom Group, Inc. (b)	334	20,832
VeriSign, Inc. (a) (b)	24	5,194
Verizon Communications, Inc. (b)	155	9,106
		79,320
Consumer, Cyclical - 24.03%
Alaska Air Group, Inc. (a) (b)	51	2,652
AutoZone, Inc. (a) (b)	7	8,298
Capri Holdings Ltd. (a) (b)	219	9,198
Copart, Inc. (a) (b)	94	11,962
Costco Wholesale Corp. (b)	36	13,564
Darden Restaurants, Inc. (b)	64	7,624
Dollar General Corp. (b)	114	23,974
Dollar Tree, Inc. (a) (b)	160	17,286
Domino’s Pizza, Inc. (b)	23	8,820
Gap, Inc. (b)	417	8,419
L Brands, Inc. (a) (b)	356	13,240
Macy’s, Inc. (a) (b)	408	4,590
McDonald’s Corp. (b)	80	17,166
NIKE, Inc. - Class B (b)	45	6,366
Nordstrom, Inc. (a) (b)	229	7,147
NVR, Inc. (a) (b)	2	8,160
O’Reilly Automotive, Inc. (a) (b)	28	12,672
PulteGroup, Inc. (b)	212	9,141
Ross Stores, Inc.(a) (b)	111	13,632
Starbucks Corp. (b)	134	14,335
Target Corp. (b)	102	18,006
TJX Cos., Inc. (b)	272	18,575
Tractor Supply Co. (b)	38	5,342
Walgreens Boots Alliance, Inc. (b)	378	15,075
Walmart, Inc. (b)	158	22,776
Yum! Brands, Inc. (b)	112	12,159
		310,179

The accompanying notes are an integral part of these financial statements.

10www.axsinvestments.com

Shares	Fair Value

AXS Alternative Value Fund

Schedules of Investments (continued)December 31, 2020 (Unaudited)

Consumer, Non-cyclical - 51.49%
AbbVie, Inc. (b)	144	$15,430
ABIOMED, Inc. (a) (b)	41	13,292
Altria Group, Inc. (b)	470	19,270
Amgen, Inc. (b)	16	3,679
Biogen, Inc. (a) (b)	44	10,774
Bristol-Myers Squibb Co. (b)	363	22,517
Campbell Soup Co. (b)	420	20,307
Centene Corp. (a) (b)	74	4,442
Church & Dwight Co., Inc. (b)	243	21,197
Cigna Corp. (b)	69	14,364
Clorox Co. (b)	105	21,202
Colgate-Palmolive Co. (b)	269	23,002
Conagra Brands, Inc. (b)	616	22,336
Constellation Brands, Inc. - Class A (b)	59	12,924
Cooper Cos., Inc. (b)	12	4,360
CVS Health Corp. (b)	253	17,280
Eli Lilly and Co. (b)	63	10,637
Estee Lauder Cos., Inc. (b)	25	6,655
General Mills, Inc. (b)	343	20,168
Gilead Sciences, Inc. (b)	184	10,720
H&R Block, Inc. (b)	544	8,628
HCA Healthcare, Inc. (b)	57	9,374
Hershey Co. (b)	138	21,022
Hormel Foods Corp. (b)	360	16,780
Humana, Inc. (b)	22	9,026
Incyte Corp. (a) (b)	38	3,305
JM Smucker Co. (b)	34	3,930
Johnson & Johnson (b)	142	22,348
Kellogg Co. (b)	261	16,242
Kimberly-Clark Corp. (b)	140	18,876
Kroger Co. (b)	404	12,831
Lamb Weston Holdings, Inc. (b)	304	23,937
McCormick & Co., Inc. (b)	230	21,988
McKesson Corp. (b)	84	14,609
Molson Coors Brewing Co. - Class B (a) (b)	135	6,101
PepsiCo, Inc. (b)	146	21,652
Phillip Morris International, Inc. (b)	165	13,660
Procter & Gamble Co. (b)	158	21,984

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202011

Shares	Fair Value

AXS Alternative Value Fund

Schedules of Investments (continued)December 31, 2020 (Unaudited)

Consumer, Non-cyclical - (continued)
Quest Diagnostics, Inc. (b)	74	$8,819
Regeneron Pharmaceuticals, Inc. (a) (b)	22	10,628
ResMed, Inc. (b)	21	4,464
STERIS PLC (b)	53	10,046
Sysco Corp. (b)	99	7,352
Tyson Foods, Inc. - Class A (b)	297	19,139
UnitedHealth Group, Inc. (b)	70	24,548
Verisk Analytics, Inc. (b)	48	9,964
Vertex Pharmaceuticals, Inc. (a) (b)	37	8,745
		664,554
Energy - 1.48%
Cabot Oil & Gas Corp. (b)	999	16,264
Occidental Petroleum Corp. (b)	165	2,856
		19,120
Financials - 20.29%
Aflac, Inc. (b)	281	12,496
Allstate Corp. (b)	131	14,401
Aon PLC - Class A (b)	63	13,310
Arthur J. Gallagher & Co. (b)	208	25,732
Berkshire Hathaway, Inc. - Class B (a) (b)	79	18,318
Cboe Global Markets, Inc. (b)	206	19,183
Cincinnati Financial Corp. (b)	41	3,582
CME Group, Inc. (b)	55	10,013
Everest Re Group Ltd. (b)	18	4,214
Hartford Financial Services Group, Inc. (b)	129	6,318
Intercontinental Exchange, Inc. (b)	213	24,557
Marsh & McLennan Cos, Inc. (b)	145	16,965
Nasdaq, Inc. (b)	145	19,247
Progressive Corp. (b)	238	23,533
Public Storage (b)	90	20,784
Western Union Co. (b)	341	7,482
Willis Towers Watson PLC (b)	103	21,700
		261,835
Industrials - 9.18%
Amcor PLC (b)	734	8,639
CH Robinson Worldwide, Inc. (b)	227	21,308
Expeditors International of Washington, Inc. (b)	149	14,171
L3Harris Technologies, Inc. (b)	52	9,829

The accompanying notes are an integral part of these financial statements.

12www.axsinvestments.com

Shares	Fair Value

AXS Alternative Value Fund

Schedules of Investments (continued)December 31, 2020 (Unaudited)

Industrials - (continued)
Northrop Grumman Corp. (b)	61	$18,588
Raytheon Co. (b)	33	2,360
Republic Services, Inc. (b)	231	22,245
Waste Management, Inc. (b)	181	21,345
		118,485
Technology - 11.70%
Activision Blizzard, Inc. (b)	170	15,784
Akamai Technologies, Inc. (a) (b)	203	21,313
Broadcom, Inc. (b)	13	5,692
Cerner Corp. (b)	174	13,656
Citrix Systems, Inc. (b)	92	11,969
Electronics Art, Inc. (b)	30	4,308
Fiserv, Inc. (a) (b)	43	4,896
Intel Corp. (b)	331	16,490
Jack Henry & Associates, Inc. (b)	53	8,585
Oracle Corp. (b)	223	14,426
Paychex, Inc. (b)	47	4,379
Take-Two Interactive Software, Inc. (a) (b)	142	29,506
		151,004
Utilities - 1.60%
DTE Energy Co. (b)	74	8,984
NiSource, Inc. (b)	367	8,419
NRG Energy, Inc. (b)	86	3,229
		20,632

TOTAL COMMON STOCK (Cost $1,485,056)		1,625,129

TOTAL INVESTMENTS (Cost $1,485,056) - 125.92%		$1,625,129
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (25.92%)		(334,485)
NET ASSETS - 100%		$1,290,644

Percentages are stated as a percent of net assets.

(a)Non-income producing security (b)All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio: Ltd. - Limited PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202013

AXS Market Neutral Fund

Schedules of InvestmentsDecember 31, 2020 (Unaudited)

Shares	Fair Value

COMMON STOCK - 123.05%
Communications - 6.53%
AT&T, Inc. (b)	9,623	$276,757
Motorola Solutions, Inc. (b)	1,632	277,538
VeriSign, Inc. (a) (b)	1,276	276,126
Verizon Communications, Inc. (b)	4,674	274,598
		1,105,019
Consumer, Cyclical - 13.04%
Costco Wholesale Corp. (b)	761	286,730
Dollar General Corp. (b)	1,296	272,549
Dollar Tree, Inc. (a) (b)	2,548	275,286
Domino’s Pizza, Inc. (b)	688	263,820
McDonald’s Corp. (b)	1,299	278,739
Pool Corp. (b)	753	280,493
Walgreens Boots Alliance, Inc. (b)	6,863	273,696
Walmart, Inc. (b)	1,923	277,200
		2,208,513
Consumer, Non-cyclical - 52.50%
AbbVie, Inc. (b)	2,670	286,091
Altria Group, Inc. (b)	6,430	263,630
AmerisourceBergen Corp. (b)	2,833	276,954
Amgen, Inc. (b)	1,236	284,181
Biogen, Inc. (a) (b)	1,103	270,081
Bristol-Myers Squibb Co. (b)	4,478	277,770
Campbell Soup Co. (b)	5,728	276,949
Church & Dwight Co., Inc. (b)	3,167	276,257
Clorox Co. (b)	1,359	274,409
Colgate-Palmolive Co. (b)	3,262	278,934
Conagra Brands, Inc. (b)	7,585	275,032
CVS Health Corp. (b)	4,034	275,522
Eli Lilly and Co. (b)	1,649	278,417
General Mills, Inc. (b)	4,672	274,714
Gilead Sciences, Inc. (b)	4,813	280,405
Hershey Co. (b)	1,841	280,440
Hormel Foods Corp. (b)	5,829	271,690
JM Smucker and Co. (b)	2,388	276,053
Johnson & Johnson (b)	1,804	283,914
Kellogg Co. (b)	4,474	278,417

The accompanying notes are an integral part of these financial statements.

14www.axsinvestments.com

Shares	Fair Value

AXS Market Neutral Fund

Schedules of Investments (continued)December 31, 2020 (Unaudited)

Consumer, Non-cyclical - (continued)
Kimberly-Clark Corp. (b)	2,066	$278,559
Kroger Co. (b)	8,798	279,424
Lamb Weston Holding, Inc. (b)	3,525	277,559
McCormick & Co., Inc. (b)	2,944	281,446
PepsiCo, Inc. (b)	1,902	282,067
Philip Morris International, Inc. (b)	3,346	277,015
Procter & Gamble Co. (b)	2,011	279,811
Regeneron Pharmaceuticals, Inc. (a) (b)	561	271,025
STERIS PLC (b)	1,506	285,447
Tyson Foods, Inc. - Class A (b)	4,357	280,765
UnitedHealth Group, Inc. (b)	814	285,454
Vertex Pharmaceuticals, Inc. (a) (b)	1,162	274,627
		8,893,059
Energy - 1.53%
Cabot Oil & Gas Corp. (b)	15,972	260,024

Financials - 18.09%
Allstate Corp. (b)	2,578	283,400
Aon PLC - Class A (b)	1,318	278,454
Arthur J Gallagher & Co. (b)	2,218	274,389
Cboe Global Markets, Inc. (b)	3,009	280,198
CME Group, Inc. (b)	1,513	275,442
Everest Re Group Ltd (b)	1,192	279,035
Intercontinental Exchange, Inc. (b)	2,435	280,731
Nasdaq, Inc. (b)	2,135	283,400
Progressive Corp. (b)	2,808	277,655
Public Storage (b)	1,190	274,807
Willis Towers Watson PLC (b)	1,313	276,623
		3,064,134
Industrials - 9.83%
CH Robinson Worldwide, Inc. (b)	2,951	277,010
Expeditors International of Washington, Inc. (b)	2,923	278,007
L3Harris Technologies, Inc. (b)	1,476	278,994
Northrop Grumman Corp. (b)	913	278,209
Republic Services, Inc. (b)	2,881	277,440
Waste Management, Inc. (b)	2,345	276,546
		1,666,206

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202015

Shares	Fair Value

AXS Market Neutral Fund

Schedules of Investments (continued)December 31, 2020 (Unaudited)

Technology - 14.86%
Activision Blizzard, Inc. (b)	3,091	$286,999
Akamai Technologies, Inc. (a) (b)	2,570	269,824
Cerner Corp. (b)	3,549	278,526
Citrix Systems, Inc. (b)	2,069	269,177
Intel Corp. (b)	5,930	295,433
Jack Henry & Associates, Inc. (b)	1,765	285,912
Microsoft Corp. (b)	1,234	274,466
Oracle Corp. (b)	4,191	271,116
Take-Two Interactive Software, Inc. (a) (b)	1,372	285,088
		2,516,541
Utilities - 6.67%
AES Corp. (b)	11,861	278,733
DTE Energy Co. (b)	2,286	277,543
Evergy, Inc. (b)	5,148	285,765
PPL Corp. (b)	10,223	288,288
		1,130,329

TOTAL COMMON STOCK (Cost $18,927,793)		20,843,825

SHORT-TERM INVESTMENTS - 0.99%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 0.01% (c)	168,310	168,310

TOTAL SHORT-TERM INVESTMENTS (Cost $168,310)		168,310

TOTAL INVESTMENTS (Cost $19,096,103) - 124.04%		$21,012,135
SECURITIES SOLD SHORT (Proceeds $13,256,357) - (84.12%)		(14,249,536)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 60.08%		10,176,500
NET ASSETS - 100%		$16,939,099

Percentages are stated as a percent of net assets.

(a)Non-income producing security

(b)All or a portion of the security is segregated as collateral for securities sold short.

(c)Rate shown represents the 7-day effective yield at December 31, 2020, is subject to change and resets daily.

The following abbreviations are used in this portfolio: PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

16www.axsinvestments.com

Shares	Fair Value

AXS Market Neutral Fund

Schedule of Securities Sold ShortDecember 31, 2020 (Unaudited)

COMMON STOCK - 84.12%
Basic Materials - 5.04%
Air Products & Chemicals, Inc.	353	$96,447
CF Industries Holdings, Inc.	2,564	99,252
DuPont de Nemours, Inc.	1,339	95,216
Ecolab, Inc.	434	93,900
FMC Corp.	822	94,472
International Flavors & Fragrances, Inc.	835	90,881
Linde PLC	367	96,708
Newmont Mining Corp.	1,563	93,608
PPG Industries, Inc.	647	93,310
		853,794
Communications - 5.06%
Amazon.com, Inc.	29	94,451
Charter Communications, Inc. - Class A	144	95,263
Comcast Corp. - Class A	1,877	98,355
Corning, Inc.	2,585	93,060
Netflix, Inc.	180	97,331
NortonLifeLock, Inc.	4,425	91,951
T-Mobile US, Inc.	713	96,148
Twitter, Inc.	1,719	93,084
Walt Disney Co.	539	97,656
		857,299
Consumer, Cyclical - 5.58%
Chipotle Mexican Grill, Inc.	66	91,523
Delta Air Lines, Inc.	2,332	93,770
Las Vegas Sands Corp.	1,641	97,804
Live Nation Entertainment, Inc.	1,298	95,377
NIKE, Inc. - Class B	659	93,229
Ralph Lauren Corp.	926	96,063
Southwest Airlines Co.	2,018	94,059
Tiffany & Co.	714	93,855
Under Armour, Inc. - Class A	5,468	93,885
VF Corp.	1,124	96,001
		945,566
Consumer, Non-cyclical - 20.75%
Abbott Laboratories	863	94,490
Archer-Daniels-Midland Co.	1,902	95,880

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202017

AXS Market Neutral Fund

Schedule of Securities Sold Short (continued)December 31, 2020 (Unaudited)

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Automatic Data Processing, Inc.	531	$93,562
Baxter International, Inc.	1,190	95,486
Becton Dickerson and Co.	381	95,334
Bio-Rad Laboratories, Inc. - Class A	161	93,853
Boston Scientific Corp.	2,706	97,281
Brown-Forman Corp. - Class B	1,201	95,395
Centene Corp.	1,592	95,568
Coca-Cola Co.	1,763	96,683
Cooper Cos., Inc.	264	95,916
Corteva, Inc.	2,392	92,618
Danaher Corp.	423	93,965
DENTSPLY SIRONA, Inc.	1,809	94,719
DexCom, Inc.	262	96,867
Equifax, Inc.	484	93,334
Global Payments, Inc.	474	102,109
Henry Schein, Inc.	1,413	94,473
Hologic, Inc.	1,256	91,474
IHS Markit Ltd.	1,070	96,118
Illumina, Inc.	254	93,980
Incyte Corp.	1,059	92,112
Intuitive Surgical, Inc.	115	94,081
IQVIA Holdings, Inc.	533	95,498
Medtronic PLC	820	96,055
Merck & Co., Inc.	1,167	95,461
Mondelez International, Inc. - Class A	1,627	95,131
PayPal Holdings, Inc.	391	91,572
PerkinElmer, Inc.	678	97,293
Perrigo Co. PLC	2,137	95,567
Pfizer, Inc.	2,492	91,730
Stryker Corp.	395	96,791
Teleflex, Inc.	235	96,719
Thermo Fisher Scientific, Inc.	202	94,087
Varian Medical Systems, Inc.	536	93,805
West Pharmaceutical Services, Inc.	332	94,059
Zimmer Biomet Holdings, Inc.	623	95,998
		3,515,064

The accompanying notes are an integral part of these financial statements.

18www.axsinvestments.com

AXS Market Neutral Fund

Schedule of Securities Sold Short (continued)December 31, 2020 (Unaudited)

Shares	Fair Value

Energy - 1.09%
Chevron Corp.	1,091	$92,135
Exxon Mobil Corp.	2,233	92,044
		184,179
Financials - 21.88%
Alexandria Real Estate Equities, Inc.	531	94,635
American Express Co.	799	96,607
American International Group, Inc.	2,478	93,817
American Tower Corp.	419	94,049
Apartment Investment & Management Co.	18,284	96,540
Assurant, Inc.	709	96,580
AvalonBay Communities, Inc.	586	94,012
Boston Properties, Inc.	1,001	94,625
Chubb Ltd.	619	95,276
Cincinnati Financial Corp.	1,091	95,321
Crown Castle International Corp.	604	96,151
Digital Realty Trust, Inc.	672	93,751
Duke Realty Corp.	2,370	94,729
Equinix, Inc.	131	93,558
Equity Residential	1,606	95,204
Essex Property Trust, Inc.	397	94,256
Extra Space Storage, Inc.	815	94,426
Federal Realty Investment Trust	1,077	91,674
First Republic Bank	676	99,325
Healthpeak Properties, Inc.	3,143	95,013
Host Hotels & Resorts, Inc.	6,797	99,440
Huntington Bancshares, Inc.	7,621	96,253
Iron Mountain, Inc.	3,153	92,950
Kimco Realty Corp.	6,381	95,779
Loews Corp.	2,126	95,712
Mid-America Apartment Communities, Inc.	746	94,511
Morgan Stanley	1	47
Prologis, Inc.	954	95,076
Raymond James Financial, Inc.	986	94,331
Realty Income Corp.	1,527	94,934
Regency Centers Corp.	2,039	92,958
SBA Communications Corp.	335	94,514
Travelers Cos., Inc.	681	95,592

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202019

AXS Market Neutral Fund

Schedule of Securities Sold Short (continued)December 31, 2020 (Unaudited)

	Shares	Fair Value
Financials - (continued)

Truist Financial Corp.	2,003	$96,004
UDR, Inc.	2,476	95,153
Ventas, Inc.	1,893	92,833
Vornado Realty Trust	2,582	96,412
Wells Fargo & Co.	3,134	94,584
Welltower, Inc.	1,484	95,896
WR Berkley Corp.	1,418	94,184
		3,706,712
Industrials - 9.52%
Agilent Technologies, Inc.	795	94,200
Amcor PLC	8,102	95,361
Ball Corp.	1,022	95,230
Caterpillar, Inc.	527	95,924
CXS Corp.	1,049	95,197
Deere & Co.	348	93,629
FedEx Corp.	343	89,050
General Dynamics Corp.	630	93,757
General Electric Co.	8,687	93,820
Jacobs Engineering Group, Inc.	876	95,449
Johnson Controls International PLC	2,054	95,696
Kansas City Southern	476	97,166
Martin Marietta Materials, Inc.	342	97,118
Norfolk Southern Corp.	405	96,232
Raytheon Technologies Corp.	1,327	94,894
Vulcan Materials Co.	656	97,291
Westrock Co.	2,105	91,631
		1,611,645
Technology - 2.24%
Fidelity National Information Services, Inc.	698	98,739
Hewlett Packard Enterprise Co.	7,960	94,326
IPG Photonics Corp.	427	95,558
Salesforce.com, Inc.	409	91,015
		379,638
Utilities - 12.96%
Alliant Energy Corp.	1,854	95,537
Ameren Corp.	1,214	94,765
American Electric Power Co., Inc.	1,141	95,011

The accompanying notes are an integral part of these financial statements.

20www.axsinvestments.com

AXS Market Neutral Fund

Schedule of Securities Sold Short (continued)December 31, 2020 (Unaudited)

	Shares	Fair Value
Utilities - (continued)

American Water Works Co., Inc.	624	$95,765
Atmos Energy Corp.	1,009	96,289
CenterPoint Energy, Inc.	4,365	94,459
CMS Energy Corp.	1,611	98,287
Consolidated Edison, Inc.	1,319	95,324
Dominion Energy, Inc.	1,254	94,301
Duke Energy Corp.	1,038	95,039
Edison International	1,509	94,795
Entergy Corp.	966	96,445
Eversource Energy	1,116	96,545
Exelon Corp.	2,214	93,475
FirstEnergy Corp.	3,133	95,901
NextEra Energy, Inc.	1,243	95,897
NiSource, Inc.	4,232	97,082
Pinnacle West Capital Corp.	1,186	94,821
Public Service Enterprise Group, Inc.	1,636	95,379
Sempra Energy	734	93,519
Southern Co.	1,554	95,462
WEC Energy Group, Inc.	1,041	95,803
Xcel Energy, Inc.	1,436	95,738
		2,195,639

TOTAL COMMON STOCK (Proceeds $13,256,357)		14,249,536

TOTAL SECURITIES SOLD SHORT (Proceeds $13,256,357)		$14,249,536

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio: Ltd. - Limited PLC - Public Limited Company

AXS Investments Funds

Statements of Assets and LiabilitiesDecember 31, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202021

	AXS Alternative Value Fund	AXS Market Neutral Fund
Assets:
Total Investments, at cost	$1,485,056	$19,096,103
Investments, at value	$1,625,129	$21,012,135
Cash and cash equivalents	71,242	—
Segregated cash with broker	—	1,664,677
Deposits at broker for securities sold short	—	9,393,961
Due from adviser	18,445	93,196
Receivables:
Interest	88	46
Dividends	2,436	42,597
Investments sold	—	4,568,067
Prepaid expenses	2,420	18,612
Total assets	1,719,760	36,793,291

Liabilities:
Securities sold short, at proceeds	—	13,256,357
Securities sold short, at value		14,249,536
Payables:
Dividends on securities sold short	—	30,045
Due to broker	406,383	8,587
Investment securities purchased	—	3,129,892
Fund shares redeemed	—	2,397,170
Accrued distribution (12b-1) fees	100	694
Due to administrator	7,146	10,491
Accrued Trustee fees	2,913	2,913
Accrued expenses	12,574	24,864
Total liabilities	429,116	19,854,192
Net Assets	$1,290,644	$16,939,099

Sources of Net Assets:
Paid-in capital	$1,170,627	$23,220,803
Total distributable earnings (accumulated deficit)	120,017	(6,281,704)
Total Net Assets	$1,290,644	$16,939,099

Investor Class Shares:
Net assets	$462,732	$2,839,476
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	51,036	289,356
Net Asset Value, Offering and Redemption Price Per Share	$9.07	$9.81

Institutional Class Shares:
Net assets	$827,912	$14,099,623
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	91,489	1,407,984
Net Asset Value, Offering and Redemption Price Per Share	$9.05	$10.01

AXS Investments Funds

Statements of OperationsDecember 31, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

22www.axsinvestments.com

	AXS Alternative Value Fund	AXS Market Neutral Fund
	For the Six Month Period Ended December 31, 2020	For the Six Month Period Ended December 31, 2020
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$41,520	$407,828
Interest	—	53
Total investment income	41,520	407,881

Expenses:
Advisory fees (Note 5)	12,290	211,111
Distribution (12b-1) fees - Investor Class	564	8,096
Accounting and transfer agent fees and expenses	26,467	51,405
Liquidity program fees	12,449	12,449
Interest expense	10,488	73,762
Trustee fees and expenses	10,081	10,081
Custodian fees	10,081	10,586
Legal fees	9,780	14,619
Compliance officer fees	9,075	9,075
Pricing fees	8,192	15,627
Miscellaneous	6,905	7,896
Audit fees	6,554	7,310
Reports to shareholders	6,033	6,033
Registration fees	2,169	16,807
Insurance	967	3,047
Dividend expense on securities sold short	—	308,295
Total expenses	132,095	766,199
Less: fees waived and expenses reimbursed by Adviser	(104,973)	(157,433)
Net expenses	27,122	608,766

Net investment income (loss)	14,398	(200,885)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	604,681	5,007,312
Net increase from payment by adviser for losses incurred on trade error (Note 8)	—	—
Securities sold short	—	(5,238,015)
Net realized gain (loss) on investments, payment by adviser and securities sold short	604,681	(230,703)

Net change in unrealized appreciation (depreciation) on:
Investments	743,285	(757,913)
Securities sold short	—	263,509
Net change in unrealized appreciation (depreciation) on investments, payment by adviser and securities sold short:	743,285	(494,404)

Net realized and unrealized gain (loss) on investments, payment by adviser and securities sold short	1,347,966	(725,107)
Net increase (decrease) in net assets resulting from operations	$1,362,364	$(925,992)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202023

AXS Investments Funds

Statement of Cash FlowsFor the Six Month Period Ended December 31, 2020 (Unaudited)

AXS Alternative Value Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$1,362,364
Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(1,331,776)
Proceeds from disposition of investment securities	15,998,482
Decrease in due from advisor	7,589
Decrease in interest receivable	253
Decrease in dividends receivable	28,975
Decrease in prepaid expenses	2,669
Decrease in due to broker	(7,978)
Decrease in accrued expenses	(7,692)
Net change in unrealized appreciation on investment securities	(743,285)
Net realized gain on investment securities	(604,681)
Net cash provided from operating activities	14,704,920

Cash flows from financing activities:
Proceeds from loan	378,278
Payments on loan	(3,770,000)
Proceeds from Fund shares sold	192,658
Payment on Fund shares redeemed	(11,570,718)
Net cash used in financing activities	(14,769,782)

Net decrease in cash	$(64,862)

Cash:
Beginning of period	$136,104
End of period	71,242

Supplemental disclosure of cash flow information:
Noncash financing activities included herein consist of reinvestments of distributions of $137,764.
Interest paid by the Fund for outstanding balances on the line of credit amounted to $10,488.

The accompanying notes are an integral part of these financial statements.

24www.axsinvestments.com

AXS Investments Funds

Statement of Cash FlowsFor the Six Month Period Ended December 31, 2020 (Unaudited)

AXS Market Neutral Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$(925,992)
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(18,018,505)
Proceeds from disposition of investment securities	49,777,534
Purchases of short-term investment securities, net	(127,643)
Increase in interest receivable	(44)
Decrease in dividends receivable	15,444
Increase in receivables for securities sold	(4,568,067)
Increase in due from adviser	(93,196)
Decrease in prepaid expenses	5,164
Proceeds from securities sold short	15,071,273
Payments to cover securities sold short	(41,021,564)
Increase in payable for securities purchased	3,129,892
Decrease in payable for dividends on securities sold short	(57,726)
Increase in accrued expenses	(17,096)
Increase in due to broker	8,587
Net change in unrealized depreciation on investment securities and securities sold short	494,404
Net realized loss on investment securities, payments by adviser and securities sold short	230,703
Net cash provided from operating activities	3,903,168

Cash flows from financing activities:
Proceeds from Fund shares sold	2,016,524
Payment on Fund shares redeemed	(20,413,259)
Net cash used in financing activities	(18,396,735)

Net decrease in cash	$(14,493,567)

Cash:
Beginning of year	$25,552,205
End of year	11,058,638

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statements of Assets and Liabilities:
Cash	$—
Segregated cash with broker	3,128,075
Deposits at broker for securities sold short	22,424,130

Reconciliation of restricted and unrestricted cash at the end of the year to the Statements of Assets and Liabilities:
Cash	$—
Segregated cash with broker	1,664,677
Deposits at broker for securities sold short	9,393,961

Noncash financing activities not included herein consist of a decrease in receivable for fund shares sold of $606 and an increase in payable for Fund shares redeemed of $2,326,143.

AXS Investments Funds

Statements of Changes in Net AssetsDecember 31, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202025

	AXS Alternative Value Fund
	For the Six Month Period Ended December 31, 2020	For the Year ended June 30, 2020
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$14,398	$335,609
Net realized gain on investments	604,681	625,973
Net change in unrealized appreciation (depreciation) on investments	743,285	(2,580,661)
Net increase (decrease) in net assets resulting from operations	1,362,364	(1,619,079)

Distributions to shareholders from:
Total distributable earnings - Investor Class	(47,914)	(78,029)
Total distributable earnings - Institutional Class	(89,850)	(1,903,561)
Total distributions	(137,764)	(1,981,590)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(11,240,296)	(5,584,931)

Decrease in net assets	(10,015,696)	(9,185,600)

Net Assets:
Beginning of year/period (Note 1)	11,306,340	20,491,940

End of year/period	$1,290,644	$11,306,340

AXS Investments Funds

Statements of Changes in Net AssetsDecember 31, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

26www.axsinvestments.com

	AXS Market Neutral Fund
	For the Six Month Period Ended December 31, 2020	For the Year ended June 30, 2020
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment loss	$(200,885)	$(576,863)
Net increase from payment by adviser for losses incurred on trade error (Note 8)	—	—
Net realized loss on investments and securities sold short	(230,703)	(4,315,752)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(494,404)	6,315,285
Net increase (decrease) in net assets resulting from operations	(925,992)	1,422,670

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(20,723,484)	(55,289,823)

Decrease in net assets	(21,649,476)	(53,867,153)

Net Assets:
Beginning of year/period (Note 1)	38,588,575	92,455,728

End of year/period	$16,939,099	$38,588,575

[This page intentionally left blank]

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202029

The accompanying notes are an integral part of these financial statements.

28www.axsinvestments.com

AXS Investments Funds

Financial HighlightsDecember 31, 2020 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

AXS Alternative Value Fund			AXS Alternative Value Fund
Investor Class			Investor Class
	For the Six Month Period Ended December 31, 2020		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.16		$9.44	$10.23	$10.79	$10.00

Investment Operations:
Net investment income	0.04		0.10	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments	1.91		0.65	0.92	1.29	0.75
Total from investment operations	1.95		(0.55)	1.03	1.41	0.79

Distributions:
From net investment income	(1.04)		(0.08)	(0.19)	(0.18)	0.00	(b)
From net realized capital gains	—		(0.65)	(1.63)	(1.79)	—
Total distributions	(1.04)		(0.73)	(1.82)	(1.97)	0.00

Net Asset Value, End of Year/Period	$9.07		$8.16	$9.44	$10.23	$10.79

Total Return(c)	24.09%	(d)	(6.89)%	12.90%	13.58%	7.92%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$463		$540	$545	$25	$11

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	7.21%	(e)	2.87%	2.96%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	1.65%	(e)	2.02%	2.07%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	0.54	%(e)	1.16%	1.39%	0.85%	0.79%	(e)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	6.66%	(e)	1.95%	1.99%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	1.10%	(e)	1.10%	1.10%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	1.09%	(e)	2.08%	2.36% (f)	0.85%	0.79%	(e)

Portfolio turnover rate	24%	(d)	74%	64%	84% (d)	24%

(a)The AXS Alternative Value Fund (formerly, the Cognios Large Cap Value Fund) commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)The ratio of net investment income after fees waived and expenses reimbursed excluding interest expense and dividends on securities sold short for the year ended June 30, 2019 was restated due to a correction of a clerical error. The ratio of net investment income after fees waived and expenses reimbursed excluding interest expense and dividends on securities sold short as previously presented in the June 30, 2019 financial statements was 0.42%. No other financial statement line items were affected by the restatement.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202031

The accompanying notes are an integral part of these financial statements.

30www.axsinvestments.com

AXS Investments Funds

Financial Highlights (continued)December 31, 2020 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

AXS Alternative Value Fund			AXS Alternative Value Fund
Institutional Class			Institutional Class
	For the Six Month Period Ended December 31, 2020		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.16		$9.43	$10.25	$10.80	$10.00

Investment Operations:
Net investment income	0.03		0.13	0.18	0.20	0.06
Net realized and unrealized gain (loss) on investments	1.94		(0.66)	0.82	1.23	0.75
Total from investment operations	1.97		(0.53)	1.00	1.43	0.81

Distributions:
From net investment income	(1.08)		(0.09)	(0.19)	(0.19)	(0.01)
From net realized capital gains	—		(0.65)	(1.63)	(1.79)	—
Total distributions	(1.08)		(0.74)	(1.82)	(1.98)	(0.01)

Net Asset Value, End of Year/Period	$9.05		$8.16	$9.43	$10.25	$10.80

Total Return(b)	24.34%	(c)	(6.67)%	12.56%	13.87%	8.09%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$828		$10,766	$19,947	$25,014	$40,514

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	6.96%	(d)	2.62%	2.71%	1.37%	1.27%	(d)
Expenses after fees waived and expenses reimbursed	1.40%	(d)	1.77%	1.82%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	0.79%	(d)	1.41%	1.64%	1.10%	1.04%	(d)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	6.41%	(d)	1.70%	1.74%	1.37%	1.27 �	(d)
Expenses after fees waived and expenses reimbursed	0.85%	(d)	0.85%	0.85%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	1.34%	(d)	2.33%	2.61% (e)	1.10%	1.04%	(d)

Portfolio turnover rate	24%	(c)	74%	64%	84%	24%	(c)

(a)The AXS Alternative Value Fund (formerly, the Cognios Large Cap Value Fund) commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

(e)The ratio of net investment income after fees waived and expenses reimbursed excluding interest expense and dividends on securities sold short for the year ended June 30, 2019 was restated due to a correction of a clerical error. The ratio of net investment income after fees waived and expenses reimbursed excluding interest expense and dividends on securities sold short as previously presented in the June 30, 2019 financial statements was 0.67%. No other financial statement line items were affected by the restatement.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202033

The accompanying notes are an integral part of these financial statements.

32www.axsinvestments.com

AXS Investments Funds

Financial Highlights (continued)December 31, 2020 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/period indicated.

AXS Market Neutral Fund			AXS Market Neutral Fund
Investor Class			Investor Class
	For the Six Month Period Ended December 31, 2020		For the Year ended June 30, 2020	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.15		$10.00	$10.31	$9.32		$9.93	$9.68

Investment Operations:
Net investment loss(b)	(0.08)		(0.11)	(0.05)	(0.08)		(0.13)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.26)		0.26	(0.26)	1.07		(0.33)	0.45
Total from investment operations	(0.34)		0.15	(0.31)	0.99		(0.46)	0.30

Distributions:
From net realized capital gains	—		—	—	—		(0.15)	(0.05)
Total distributions	—		—	—	—		(0.15)	(0.05)

Net Asset Value, End of Year/Period	$9.81		$10.15	$10.00	$10.31		$9.32	$9.93

Total Return(c)	(3.35)%	(d)(g)	1.50%	(3.01)%	10.62%	(d)	(4.65)%	3.15%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$2,839		$7,155	$17,931	$19,771		$22,997	$43,779

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	5.28%	(e)	4.86%	4.27%	4.09%	(e)	3.87%	4.07%
Expenses after fees waived and expenses reimbursed	4.23%	(e)	4.34%	3.88%	3.66%	(e)(f)	3.72%	3.80%
Net investment loss after fees waived and expenses reimbursed	(1.53)%	(e)	(1.09)%	(0.26)%	(0.98)%	(e)	(1.42)%	(1.53)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.75%	(e)	2.22%	2.08%	2.30%	(e)	2.10%	2.22%
Expenses after fees waived and expenses reimbursed	1.70%	(e)	1.70%	1.69%	1.87%	(e)(f)	1.95%	1.95%
Net investment income after fees waived and expenses reimbursed	1.00%	(e)	1.55%	1.93%	0.81%	(e)	0.35%	0.32%

Portfolio turnover rate	50%	(d)	137%	159%	104%	(d)	277%	250%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

(g)For the six month period ended December 31, 2020, 0.49% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss (Note 8). Excluding this item, total return would have been (3.84)%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 202035

The accompanying notes are an integral part of these financial statements.

34www.axsinvestments.com

AXS Investments Funds

Financial Highlights (continued)December 31, 2020 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

AXS Market Neutral Fund			AXS Market Neutral Fund
Institutional Class			Institutional Class
	For the Six Month Period Ended December 31, 2020		For the Year ended June 30, 2020	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.35		$10.17	$10.46	$9.44		$10.02	$9.76

Investment Operations:
Net investment income (loss)(b)	(0.06)		(0.08)	0.01	(0.05)		(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.28)		0.26	(0.30)	1.07		(0.32)	0.44
Total from investment operations	(0.34)		0.18	(0.29)	1.02		(0.43)	0.31

Distributions:
From net investment income	—		—	—	—		—	—
From net realized capital gains	—		—	—	—		(0.15)	(0.05)
Total distributions	—		—	—	—		(0.15)	(0.05)

Net Asset Value, End of Year/Period	$10.01		$10.35	$10.17	$10.46		$9.44	$10.02

Total Return(c)	(3.28)%	(d)(g)	1.77%	(2.77)%	10.81%	(d)	(4.31)%	3.23%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$14,100		$31,433	$74,525	$44,363		$38,856	$113,499

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	5.03%	(e)	4.61%	4.02%	3.84%	(e)	3.62%	3.83%
Expenses after fees waived and expenses reimbursed	3.98%	(e)	4.09%	3.63%	3.41%	(e)(f)	3.47%	3.55%
Net investment loss after fees waived and expenses reimbursed	(1.28)%	(e)	(0.84)%	(0.01)%	(0.73)%	(e)	(1.14)%	(1.30)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.50%	(e)	1.97%	1.83%	2.05%	(e)	1.85%	1.98%
Expenses after fees waived and expenses reimbursed	1.45%	(e)	1.45%	1.44%	1.62%	(e)(f)	1.70%	1.70%
Net investment income after fees waived and expenses reimbursed	1.25%	(e)	1.80%	2.18%	1.06%	(e)	0.63%	0.55%

Portfolio turnover rate	50%	(d)	137%	159%	104%	(d)	277%	250%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

(g)For the six month period ended December 31, 2020, 0.49% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss (Note 8). Excluding this item, total return would have been (3.77)%.

36www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AXS Alternative Value Fund (the “Value Fund”) (formerly, the Cognios Large Cap Value Fund) and AXS Market Neutral Fund (the “Market Neutral Fund”) (formerly, the Cognios Market Neutral Large Cap Fund), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Effective December 1, 2020, the Board of Trustees (the “Board”) approved changes to the names of each Fund from the Cognios Large Cap Value Fund to the AXS Alternative Value Fund and the Cognios Market Neutral Large Cap Fund to the AXS Market Neutral Fund.

The Value Fund’s investment objectives is long-term growth of capital. The investment objective of the Market Neutral Fund is long-term growth of capital independent of stock market direction. The Funds are each diversified funds. The Funds’ investment adviser was Quantitative Value Technologies, LLC (the “Former Adviser”). Effective December 1, 2020, AXS Investments LLC (the “Adviser”) was approved as interim investment adviser to the Funds and the Former Adviser became the investment sub-adviser (the “Sub-Adviser”) to the Funds.

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. The Value Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. The Market Neutral Fund’s Investor Class Shares and Institutional Class Shares commenced operations on January 2, 2013.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax years ended June 30, 2017. June 30, 2018, June 30, 2019 and June 30, 2020 for the Value Fund and for the years ended September 30, 2017, September 30, 2018 and the period ended June 30, 2018 and the years ended June 30, 2019 and June 30, 2020 for the Market Neutral Fund) and expected to be taken as of and during the six month period ended December 31, 2020, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if

Semi-Annual Report | December 31, 202037

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2020, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

c)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

d)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2020.

e)Short Sales – The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction. At December 31, 2020, the Market Neutral Fund had cash pledged in the amount of $1,664,677 to BNP Paribas Securities Corp. and $9,393,961 deposited with BNP Paribas Securities Corp. to cover collateral requirements for borrowing in connection with securities sold short and are listed in the Statements of Assets and Liabilities as ‘Segregated cash with broker’ and ‘Deposits at broker for securities sold short’, respectively.

38www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

f)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

g)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Semi-Annual Report | December 31, 202039

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2020:

Categories(a)	Level 1	Level 2	Level 3	Total
Value Fund:
Assets:
Common Stocks(b)	$1,625,129	—	—	$1,625,129
Total Investments in Securities	$1,625,129	—	—	$1625,129
Market Neutral Fund:
Assets:
Common Stocks(b)	$20,843,825	—	—	$20,843,825
Short-Term Investment	168,310	—	—	168,310
Total Investments in Securities	$21,012,135	—	—	$21,012,135
Liabilities:
Common Stocks(b)	$14,249,536	—	—	$14,249,536
Total Securities Sold Short(b)	$14,249,536	—	—	$14,249,536

(a)As of and during the six month period ended December 31, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

40www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments and Schedule of Investments: Securities Sold Short.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds during the six month period ended December 31, 2020, were as follows:

Value Fund:	Sold	Redeemed	Reinvested	Net Decrease
Investor Class Shares
Shares	16,977	(37,440)	5,341	(15,122)
Value	$157,658	$(340,792)	$47,914	$(135,220)
Institutional Class Shares
Shares	3,609	(1,241,538)	10,039	(1,227,890)
Value	$35,000	$(11,229,926)	$89,850	$(11,105,076)

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Decrease
Investor Class Shares
Shares	120,447	(535,821)	—	(415,374)
Value	$1,225,232	$(5,268,838)	$—	$(4,043,606)
Institutional Class Shares
Shares	77,267	(1,706,917)	—	(1,629,650)
Value	$790,686	$(17,470,564)	$—	$(16,679,878)

Transactions in shares of capital stock for the Funds during the year ended June 30, 2020, were as follows:

Value Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	121,063	(120,916)	8,301	8,448
Value	$1,146,545	$(959,662)	$78,029	$264,912
Institutional Class Shares
Shares	515,604	(1,513,379)	202,722	(795,053)
Value	$4,860,219	$(12,613,624)	$1,903,562	$(5,849,843)

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Decrease
Investor Class Shares
Shares	216,567	(1,304,274)	—	(1,087,707)
Value	$2,203,175	$(13,188,820)	$—	$(10,985,645)
Institutional Class Shares
Shares	845,563	(5,136,106)	—	(4,290,543)
Value	$8,659,564	$(52,963,742)	$—	$(44,304,178)

Semi-Annual Report | December 31, 202041

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)
Value Fund	$1,331,776	$15,998,455
Market Neutral Fund	18,018,505	49,685,238

There were no government securities purchased or sold during the year.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds had entered into an Investment Advisory Agreement (the “Former Advisory Agreement”) with the Former Adviser. Pursuant to the Former Advisory Agreement, the Former Adviser managed the operations of the Funds and managed the Funds’ investments in accordance with the stated policies of the Funds. At a meeting of the Board held on October 20, 2020, the Board approved the appointment of the Adviser as interim investment adviser to the Funds. The Interim Advisory Agreement became effective on December 1, 2020, and expires after 150 days. Before the expiration of the Interim Advisory Agreement, shareholders are being asked to approve a reorganization of the Funds into a new trust (see Note 11). As compensation for the investment advisory services provided to the Funds, during the period from July 1, 2020 through November 30, 2020, the Former Adviser received monthly management fees equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$11,575
Market Neutral Fund	1.40%	186,152

As compensation for the investment advisory services provided to the Funds, during the period from December 1, 2020 through December 31, 2020, the Adviser received monthly management fees equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$715
Market Neutral Fund	1.40%	24,959

Effective December 1, 2020, the Former Adviser was appointed as interim investment sub-adviser to the Funds. Officers of the Former Adviser will continue to serve as the portfolio managers of the Funds pursuant to an interim investment sub-advisory agreement approved by the Board on October 20, 2020. Any sub-advisory fees earned by the Former Adviser will be paid by the Adviser. During the interim period, all advisory fees paid by the Funds to the Adviser, and all sub-advisory fees paid by the Adviser to the Sub-Adviser, will be held in an escrow account.

42www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

The Former Adviser had entered into an Expense Limitation Agreement (“Former Expense Agreement”) with the Funds under which it agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than the following percentages of average daily net assets of each of the Funds through October 31, 2021:

Fund	Expense Limitation
Value Fund	0.85%
Market Neutral Fund	1.45%

At a meeting held on October 20, 2020, the Board, including the Independent Trustees, considered and approved an interim Expense Limitation Agreement (the “Expense Agreement’) between the Trust and the Adviser in regard to the Funds. Pursuant to the Expense Agreement, the Adviser has agreed to waive its fees or reimburse other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than the same percentages that were listed in the Former Expense Agreement through at least October 31, 2022. The Expense Agreement allowed the Adviser to recover previously waived fees and reimbursed expenses of the Former Adviser; the Expense Agreement went effective on December 1, 2020.

Fund	Expense Limitation
Value Fund	0.85%
Market Neutral Fund	1.45%

During the period from July 1, 2020 through November 30, 2020, the Former Adviser waived fees and reimbursed expenses as follows:

Fund	Management Fees Waived	Expenses Reimbursed
Value Fund	$11,575	$74,241
Market Neutral Fund	130,522	—

During the period from December 1, 2020 through December 31, 2020, the Adviser waived fees and reimbursed expenses as follows:

Fund	Management Fees Waived	Expenses Reimbursed
Value Fund	$715	$18,442
Market Neutral Fund	24,959	1,952

Semi-Annual Report | December 31, 202043

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

Subject to approval by the Funds’ Board of Trustees, any waivers or reimbursements under the Former Expense Agreement and the Expense Agreement are subject to repayment by the Funds within the three years following the date of such waiver provided that the Funds can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At December 31, 2020, the cumulative amounts subject to repayment by the Funds no later than the dates stated below are as follows:

Fund	June 30, 2021	June 30, 2022	June 30, 2023	June 30, 2024	Totals
Value Fund	$158,243	$175,817	$203,862	$104,973	$642,895
Market Neutral Fund	62,226	322,356	336,109	157,433	878,124

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2020, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$35,542
Market Neutral Fund	60,480

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

44www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

For the six month period ended December 31, 2020, the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$564
Market Neutral Fund	8,096

6. SPECIAL CUSTODY AND PLEDGE AGREEMENT

The Value Fund may use borrowings for investment purposes. In determining when and to what extent to employ borrowing (i.e., leverage), the Sub-Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Value Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Value Fund will only engage in borrowing when the Sub-Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

Effective May 7, 2018, the Value Fund entered into a Special Custody and Pledge Agreement (the “Pledge Agreement”) with BNP Paribas Securities Corp. and MUFG Union Bank, N.A. to facilitate extensions of credit. As of December 31, 2020, cash and portfolio securities valued at $1,625,259 were held in escrow by the custodian as collateral for extensions of credit made to the Fund. Borrowings under the Pledge Agreement bear interest at the bank’s prime rate plus 1.25%. The rate in effect at December 31, 2020 was 1.33%. For the six month period ended December 31, 2020, the average borrowings and interest rate under the Pledge Agreement were $1,401,230 and 1.33%, respectively. As of December 31, 2020, the amount due to the broker was $406,383 which consisted of a borrowing balance of $405,748, which represented 23.59% of the Value Fund’s total assets, and $635 of interest expense.

7. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at December 31, 2020 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Value Fund	$1,514,013	$185,009	$(73,893)	$(111,116)
Market Neutral Fund	7,934,683	2,592,307	(3,764,391)	(1,172,084)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales, tax classifications of certain investments and the tax treatment of the cost of securities received as in-kind subscriptions and distributed as in-kind redemptions.

Semi-Annual Report | December 31, 202045

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

As of June 30, 2020, the Funds most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Accumulated Deficit
Value Fund	$(617,996)	$—	$193,553	$—	$(680,140)	$(1,104,583)
Market Neutral Fund	(5,188,250)	—	—	—	(167,462)	(5,355,712)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred Post-October and Late Year Loss” above. As of June 30, 2020, the Funds elected to defer losses as follows:

Fund	Post-October Capital Losses	Post-December Net Investment Losses
Value Fund	$617,996	$—
Market Neutral Fund	4,841,585	346,665

As of June 30, 2020, the Funds had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax treatment of capital gains from sales of investments received from in-kind subscriptions, net operating loss, REIT adjustments and dividends on securities sold short. As of June 30, 2020, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Value Fund	$—	$—
Market Neutral Fund	203,004	(203,004)

The tax character of distributions paid by the Funds during the six month period ended December 31, 2020 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$—	$137,764
Market Neutral Fund	—	—

46www.axsinvestments.com

AXS Investments Funds

Notes to the Financial StatementsDecember 31, 2020 (Unaudited)

The tax character of distributions paid by the Funds during the year ended June 30, 2020 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$1,209,901	$771,689
Market Neutral Fund	—	—

8. PAYMENT BY AFFILIATE

For the six month period ended December 31, 2020, the adviser reimbursed $91,208 to the Market Neutral Fund for losses incurred as a result of a trading error.

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2020, the Value Fund and Market Neutral Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of each respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11.SUBSEQUENT EVENTS

At a meeting of the Board held on October 20, 2020, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”), whereby the Funds would be reorganized into substantially similar funds in Investment Managers Series Trust II (“IMST II”). The Reorganization is subject to the approval of shareholders of each Fund. A special meeting of the shareholders is expected to occur on or about February 26, 2021, whereby shareholders of the Funds will be asked to consider the Reorganization. Shareholders as of the close of business on November 30, 2020 are entitled to vote at the shareholder meeting. If approved by shareholders, the Reorganization is expected to occur in March 2021, or such other date set by the Trust and IMST II.

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Semi-Annual Report | December 31, 202047

AXS Investments Funds

Additional InformationDecember 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Funds filed their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Value Fund during the six month period ended December 31, 2020, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$—	$137,764

There were no distributions paid by the Market Neutral Fund during the six month period ended December 31, 2020.

Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

48www.axsinvestments.com

AXS Investments Funds

Trustees and OfficersDecember 31, 2020 (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	Three	None
Steven D. Poppen - 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999 to present).	Three	360 Funds Trust (6 portfolios) (2018–present);
Tobias Caldwell - 1967	Trustee	Since 2016

Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).

Three

AlphaCentric Prime Meridian Income Fund (2018–present); Strategy Shares (2016–present) (3 funds); Mutual Fund & Variable Insurance Trust (2010–present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006–present)

Interested Trustee*
Randall K. Linscott - 1971	Trustee and President	Since 2015	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Managing Member, M3Sixty Holdings, LLC, (2011–present).	Three	360 Funds (6 portfolios)

*The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Semi-Annual Report | December 31, 202049

AXS Investments Funds

Trustees and OfficersDecember 31, 2020 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2016–present); Secretary, Monteagle Funds (2015–2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–2016).

				N/A	N/A
Larry E. Beaver, Jr. - 1969 **	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–2017); Assistant Treasurer, 360 Funds (July 2017–present); Assistant Treasurer, WP Funds Trust (July 2017–Present); Chief Accounting Officer, Amidex Funds, Inc. (2003–2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-2019); Treasurer, 360 Funds (2007–July 2017); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–July 2017); Treasurer, WP Trust (2015–July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).

				N/A	N/A
Brandon J. Byrd - 1981	Assistant Secretary and Anti-Money Laundering (“AML”) Officer Vice President	Since 2015 Since 2018

Chief Operating Officer, M3Sixty Administration LLC (2012-present); Chief Operations Officer, Matrix Capital Group, Inc. (2015-present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-2016).

				N/A	N/A
Bo J. Howell - 1981	Assistant Secretary	Since 2020	Shareholder, Strauss Troy Co., LPA (2020 to present); CEO of Joot (2018 to present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014 to 2018).	N/A	N/A
Ted L. Akins - 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

**Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

50www.axsinvestments.com

AXS Investments Funds

Trustees and OfficersDecember 31, 2020 (Unaudited)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $5,000 each year (paid quarterly), plus a fee of $1,500 per Fund each year (paid quarterly), and $200 per Fund per Board or committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the M3Sixty Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$4,779	None	None	$14,337
Steve Poppen	4,779	None	None	14,337
Tobias Caldwell	4,779	None	None	14,337
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2Figures are for the six month period ended December 31, 2020.

Semi-Annual Report | December 31, 202051

AXS Investments Funds

Approval of Interim Investment Advisory Agreement with the Adviser

At a meeting held on October 20, 2020, the Board of Trustees (the “Board”) considered the approval of an interim investment advisory agreement between the Trust, on behalf of the Funds, and AXS Investments LLC (the “Adviser”) (the “Interim Advisory Agreement”).

Following the presentation of the 15c responses by the Adviser, the Board considered the approval of the Interim Advisory Agreement with the Adviser. The Board reviewed the information provided the Adviser, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Adviser’s estimated revenues, costs, and profitability of providing services to the Funds; and (4) information about the Adviser’s personnel. Before voting, the Independent Trustees reviewed the proposed Interim Advisory Agreement with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for the Board’s consideration of the agreement. The Independent Trustees also reviewed the proposed Interim Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Interim Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Adviser’s proposed services to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of the Funds’ fees and performance relative to their peer group; (4) expected economies of scale; and (5) the terms of the Interim Advisory Agreement and possible conflicts of interest between the Funds and the Adviser.

1.Nature, Extent and Quality of the Proposed Services.

The Board considered the Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board considered the Adviser’s current management of other mutual funds and its plans to retain the current investment to the Funds as the sub-adviser to the funds. The Board also considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, its resources and any potential conflicts of interest.

The Board noted the Adviser’s experience with and process for monitoring the performance of sub-advisers, which includes an examination of both qualitative and quantitative elements of the sub-adviser’s organization, personnel, procedures, investment discipline, infrastructure, and performance.

The Board, including the Independent Trustees, concluded that they were satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Fund under the Interim Advisory Agreement.

2.Compensation and Profitability.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser its relationship with the Fund. The Board considered the financial information provided by the Adviser, included the Adviser’s expected profit margin for managing the Funds, the interim expense limitation agreement (the “Interim ELA”), and the fact that neither the management fee nor the net expense limit would change. The Board noted the Adviser

52www.axsinvestments.com

AXS Investments Funds

Approval of Interim Investment Advisory Agreement with the Adviser will pay the sub-advisory fee out of the advisory fee. The Board also considered whether the Adviser has the financial wherewithal to continue to provide services to the Fund, noting the ongoing commitment of the Adviser under the Interim ELA. The Board noted that the Adviser will derive benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Adviser can earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Adviser assumes for managing the funds. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser compensation and profitability from its relationship with the Funds is reasonable and not excessive.

3.Fees and Performance.

The Board compared the proposed advisory fee and total expense ratio for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of the Funds’ peer groups. The Board noted that the Adviser would retain the Sub-Adviser as the sub-adviser to the Funds, and, therefore, the Board should factor the Sub-Adviser’s past performance in managing the funds. The Board also considered, among other data, the Funds’ performance results during the one, three, and five years ended August 27, 2020. The Board noted that the Fund had outperformed its peer group and benchmark during these periods. The Board further noted that at its quarterly meetings, it reviews detailed information about the Funds’ performance results, portfolio composition, and investment strategies. The Board also considered current market conditions and their effect on the Fund’s performance.

The Board also considered the effect of the Funds’ asset flows during the past year and the effect that the flows can have on performance. The Board further considered the Adviser’s plans to increase fund assets, which will have a positive effect on the Funds’ expense ratios. The Board noted that the Adviser will pay the proposed sub-advisory fee under the Interim Sub-Advisory Agreement out of the advisory fee it receives from the Funds. In reviewing the expense ratio and performance of the each Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services.

The Board considered, among other data, the specific factors and related conclusions set forth below:

•Market Neutral Fund. The Market Neutral Fund’s advisory fee and total expense ratio were above the median of its peer group. They reviewed the Market Neutral Fund’s expenses and fee structure. The Board also considered the Sub-Adviser’s performance in managing the Market Neutral Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the overall performance of the Market Neutral Fund is satisfactory relative to its peer group and benchmarks, and that the advisory fee was reasonable in light of the Adviser’s proposed services.

•Value Fund. The Value Fund’s advisory fee and total expense ratio were above the median of its peer group. They reviewed the Value Fund’s expenses and advisory fee structure. The Board also considered the Sub-Adviser’s performance in managing the Value Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the overall performance of the Value Fund is satisfactory relative to its peer group and benchmarks, and that the advisory fee was reasonable in light of the Adviser’s proposed services.

Semi-Annual Report | December 31, 202053

AXS Investments Funds

Approval of Interim Investment Advisory Agreement with the Adviser

4.Economies of Scale.

The Board considered the effect of the Funds’ current size and potential growth on its performance and expenses, and the Adviser’s discussion of its marketing and distribution plans. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under the Interim ELA, the Adviser was obligated to pay some of the Funds’ operating expenses, which limited the overall fees and expenses paid by each Fund even at lower asset levels. The Board also noted that if the Funds’ assets increased over time, the Funds might realize other economies of scale if assets increased proportionally more than certain other expenses.

5.Terms of the Advisory Agreement and Conflicts of Interest.

In considering the terms of the Interim Advisory Agreement, the Board noted that the terms of the Interim Advisory Agreement were substantially similar to the Existing Agreement. The Board determined that the compensation payable under the Interim Advisory Agreement was fair, reasonable, and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the basis of decisions to buy or sell securities for the funds; and (iii) the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s policies and controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the approval of the Interim Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Interim Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Interim Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of the Funds is satisfactory in relation to the performance of funds with similar investment objectives and structures; and (d) the Funds’ advisory fee is reasonable in light of the Adviser proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Interim Advisory Agreement was in the best interests of the Funds and their shareholders and they resolved to approve the Interim Advisory Agreement.

54www.axsinvestments.com

AXS Investments Funds

Approval of Interim Sub-Advisory Agreement with the Sub-Adviser

Also at the meeting on October 20, 2020, the Board considered the approval of an interim sub-advisory agreement between the Trust, on behalf of the Funds, and Quantitative Value Technologies LLC (d/b/a Cognios Capital) (the “Sub-Adviser”) (the “Interim Sub-Advisory Agreement”).

In approving the Interim Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Sub-Adviser’s services to the Funds, including the personnel providing such services; (2) the Sub-Adviser’s compensation and Profitability; (3) a comparison of the Funds’ fees and performance relative to their peer group; and (4) the terms of the Interim Sub-Advisory Agreement and possible conflicts of interest between the Funds and the Sub-Adviser. The Independent Trustees were advised by independent legal counsel throughout the process.

1.Nature, Extent and Quality of the Services Provided by Investment Personnel.

The Board considered information provided by the Adviser regarding the services provided by the Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Adviser to discuss their performance and investment processes and strategies. The Board considered the Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities for the Funds.

2.Compensation and Profitability.

The Board also considered the Sub-Adviser’s financial condition and any indirect benefits derived by it from its relationship with the Funds. The Board noted that the Adviser would pay the sub-advisory fee under the Interim Sub-Advisory Agreement out of the advisory fee that the Adviser receives under the Interim Advisory Agreement, and is negotiated at arms-length. Consequently, the Sub-Adviser’s profitability was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Funds’ portfolios to be a substantial factor in the Board’s consideration.

3.Sub-Advisory Fee and Fund Performance.

The Board considered that the Funds pay an advisory fee to the Adviser and that it pays the sub-advisory fee to the Sub-Adviser out of the advisory fee. The Board compared the sub-advisory fee paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts and other pooled investment vehicles. The Board considered the amount retained by the Adviser and the Sub-Adviser for the various services provided by them.

The Board considered, among other data, the specific factors and related conclusions set forth below:

•Market Neutral Fund. The Board determined that the sub-advisory fee was reasonable in considering the Sub-Adviser’s performance. The Board found that the Market Neutral Fund’s performance for the one year, three years, and five years ended August 27, 2020 were above its peer group and benchmark. Based upon its review, the Board, including the Independent Trustees, concluded that the overall performance of the Market Neutral Fund is satisfactory relative to its peer group and benchmarks, and that the sub-advisory fee was reasonable in light of the Sub-Adviser’s proposed services.

Semi-Annual Report | December 31, 202055

AXS Investments Funds

Approval of Interim Sub-Advisory Agreement with the Sub-Adviser

•Value Fund. The Board determined that the sub-advisory fee was reasonable in considering the Sub-Adviser’s performance. The Board found that the Value Fund’s performance for the one and three years ended August 27, 2020, was above its peer group and benchmark. Based upon its review, the Board, including the Independent Trustees, concluded that the overall performance of the Value Fund is satisfactory relative to its peer group and benchmarks, and that the sub-advisory fee was reasonable in light of the Sub-Adviser’s proposed services.

In considering the approval of the Interim Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Interim Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Funds’ assets in accordance with their investment objectives and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of the Funds is satisfactory in relation to the performance of funds with similar investment objectives and relevant benchmarks; (d) the sub-advisory fee is reasonable in light of the Sub-Adviser’s services; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of the Funds. Based on its conclusions, the Board determined that approval of the Interim Sub-Advisory Agreement was in the best interests of the Funds and their shareholders and they resolved to approve the Interim Sub-Advisory Agreement.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

AXS Investments LLC

181 Westchester Avenue

Suite 402

Port Chester, New York 10573

INVESTMENT SUB-ADVISER

Quantitative Value Technologies, LLC

7900 College Blvd

Suite 124

Overland Park, Kansas 66210

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The AXS Investments Funds are distributed by ALPS Distributors, Inc.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the AXS Alternative Value Fund (formerly, the Cognios Large Cap Value Fund) and the AXS Market Neutral Fund (formerly, the Cognios Market Neutral Large Cap Fund), each a series of the M3Sixty Funds Trust, for the period ended December 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable as the Funds are open-end management investment companies.

(b)	Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 5, 2021